Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reconciliations between statutory federal income tax rate and Company's effective tax rate

	2012		2011		2010
Years Ended December 31,	Amount	%	Amount	%	Amount	%
Federal statutory rate	$(4,273,000)	(34.0)	$(6,608,000)	(34.0)	$(6,308,000)	(34.0)
State taxes	(566,000)	(4.5)	(874,000)	(4.5)	(835,000)	(4.5)
Adjustment to valuation allowance	4,596,000	36.5	6,406,000	33.0	6,118,000	33.0
Non-deductible compensation	924,000	7.0	1,848,000	9.5	1,848,000	10.0
Gain on warrant liability	(681,000)	(5.0)	(772,000)	(4.0)	(823,000)	(4.5)

Actual tax benefit	$—	—	$—	—	$—	—

Components of Company's deferred income taxes

December 31,	2012	2011
Deferred tax assets
Net operating loss carry-forwards	$26,980,000	$24,023,000
Stock-based compensation	6,245,000	5,447,000
Warrants for services	3,839,000	3,257,000

Deferred tax asset	37,064,000	32,727,000
Deferred tax liabilities
Patent amortization	(1,896,000)	(2,155,000)
Valuation allowance	(35,168,000)	(30,572,000)

Net deferred taxes	$—	$—